SUPPLEMENTAL CASH FLOW INFORMATION (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Changes in non-cash working capital:
Accounts receivable	$ (3,615)	$ (1,984)
Prepaid expenses and other current assets	(286)	(103)
Trade and other payables	(1,314)	384
Dividend payable	1,553
Changes in non-cash working capital	(3,662)	(1,703)
Significant non-cash transactions:
Equity issued for Kinross and Newmont Portfolios (Note 5)	64,174	112,295
Settlement of certain receivables	1,540	2,705
Interest on CEF Facility paid in common shares		398
Cash and cash equivalents at the end of the year:
Cash at bank	$ 6,271	$ 6,844